Background - Statements of Operations Restated (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net Sales	$ 968.2	$ 996.7	$ 1,072.1
Cost of goods sold	(516.6)	(553.7)	(570.8)
Gross Profit	451.6	443.0	501.3
Selling, general and administrative expenses	(239.5)	(218.8)	(272.7)
Amortization of intangible assets	(12.6)	(12.7)	(12.6)
Impairment of goodwill and other intangible assets	(566.5)	(19.4)	0
Other operating expenses, net	(1.6)	(1.3)	(0.8)
Operating (Loss) Profit	(368.6)	190.8	215.2
Intercompany interest expense	(51.5)	(51.5)	(58.3)
Other expense	(1.7)
Loss on sale of receivables	(13.0)
Equity in earnings of partnership	4.2	2.2	0
(Loss) Earnings before Income Taxes	(430.6)	141.5	156.9
Income tax benefit (provision)	6.3	(49.5)	(55.8)
Net (loss) earnings	(424.3)	92.0	101.1
Basic and Diulted Earings per Share	$ (12.33)	$ 2.67	$ 2.94
Previously Reported
Net Sales	968.2
Cost of goods sold	(516.6)
Gross Profit	451.6
Selling, general and administrative expenses	(239.5)
Amortization of intangible assets	(12.6)
Impairment of goodwill and other intangible assets	(503.5)
Other operating expenses, net	(1.6)
Operating (Loss) Profit	(305.6)
Intercompany interest expense	(51.5)
Other expense	(1.7)
Loss on sale of receivables	(13.0)
Equity in earnings of partnership	4.2
(Loss) Earnings before Income Taxes	(367.6)
Income tax benefit (provision)	6.3
Net (loss) earnings	(361.3)
Basic and Diulted Earings per Share	$ (10.50)
Restatement Adjustment
Net Sales	0
Cost of goods sold	0
Gross Profit	0
Selling, general and administrative expenses	0
Amortization of intangible assets	0
Impairment of goodwill and other intangible assets	(63.0)
Other operating expenses, net	0
Operating (Loss) Profit	(63.0)
Intercompany interest expense	0
Other expense	0
Loss on sale of receivables	0
Equity in earnings of partnership	0
(Loss) Earnings before Income Taxes	(63.0)
Income tax benefit (provision)	0
Net (loss) earnings	$ (63.0)
Basic and Diulted Earings per Share	$ (1.83)